Business Combination/Disposal of Subsidiaries (Details) - Schedule of Cash Flows of the Acquisitions of Subsidiaries - ARB WMS [Member]	12 Months Ended
Jun. 30, 2024 MYR (RM)
Business Combination/Disposal of Subsidiaries (Details) - Schedule of Cash Flows of the Acquisitions of Subsidiaries [Line Items]
Net assets upon acquired	RM 210,802
Equity shares acquired	49.00%
Group’s share of net assets acquired	RM 103,293
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(54,293)
Total fair value of consideration for the acquisitions	49,000
Fair value consideration for the acquisitions	49,000
Less: Consideration paid in previous year as other investments
Total consideration satisfied by cash	RM 49,000